Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Carrying Amount of VIE's Consolidated Assets and Liabilities	Accordingly, the accounts of the Shanghai Juhao are consolidated into the Company’s financial statements pursuant to ASC 810-10, “Consolidation”. In addition, their financial positions and results of operations are included in the Company’s financial statements. The carrying amount of this VIE’s assets and liabilities before elimination of intercompany balances and transactions between the parent company, non-VIE subsidiaries, VIE and VIE’s subsidiaries are as follows:
	December 31, 2023	December 31, 2022

Current assets	$26,530,156	$56,443,203
Total non-current assets	$8,635,413	$11,300,773
Total assets	$35,165,569	$67,743,976
Total current liabilities	$42,847,427	$66,032,076
Total non-current liabilities	$1,032,235	$2,099,430

Schedule of Operating Results of the VIEs
	For the years ended December 31,
	2023	2022	2021

Revenue	$160,009,293	$209,981,306	$170,911,999
Operating expenses	$170,094,956	$218,805,217	$174,364,008
Net loss	$(10,689,357)	$(8,338,701)	$(2,850,415)

Schedule of Cash Flow of the VIE's
	For the years ended December 31,
	2023	2022	2021

Net cash used in operating activities	$(12,776,353)	$(11,849,660)	$(14,394,918)
Net cash used in investing activities	$(42,383)	$(1,426,388)	$(1,987,258)
Net cash provided by financing activities	$928,259	$9,635,309	$20,555,262
Net increase (decrease) in cash	$(12,127,610)	$(4,848,767)	$4,575,593

Schedule of Estimated Useful Lives	The estimated useful lives for significant property and equipment are as follows:
Useful life
Electronic equipment	3~5 years
Office furniture	5 years
Leasehold improvement	5 years
Vehicles	4 years